NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

CERTARCA
001-34916

10013911

December 2, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: ETFS White Metals Basket Trust
CIK: 0001489024
SEC File No.: 001-34916
Form Type: 8-A12B
Filing Date: 11/23/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on November 29, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

ETFS White Metals Basket Trust
Shares of beneficial interest, no par value

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance